Related party transactions - Schedule of Revenue from Related Parties (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Consultant fees
Disclosure of transactions between related parties [line items]
Related party transactions, amount	$ 415,252	$ 344,349	$ 1,345,487	$ 1,013,051
Fair value of stock options granted
Disclosure of transactions between related parties [line items]
Related party transactions, amount	0	100,253	113,544	100,253
Total Compensation
Disclosure of transactions between related parties [line items]
Related party transactions, amount	415,252	1,074,235	2,092,625	1,742,937
Total remuneration
Disclosure of transactions between related parties [line items]
Related party transactions, amount	140,593	117,476	$ 405,555	304,789
Airvolution Co. Limited | Consultant fees
Disclosure of transactions between related parties [line items]
Related Person			Dr. Michael Adams
Related party transactions, amount	125,001	108,334	$ 424,832	333,336
Keith Liddell | Consultant fees
Disclosure of transactions between related parties [line items]
Related Person			Keith Liddell
Related party transactions, amount	173,295	138,645	$ 531,951	380,115
NewVision Metals PTE. Limited | Consultant fees
Disclosure of transactions between related parties [line items]
Related Person			Gerick Mouton
Related party transactions, amount	116,956	97,370	$ 388,704	299,600
Dr. Michael Adams | Fair value of stock options granted
Disclosure of transactions between related parties [line items]
Related Person			Dr. Michael Adams
Related party transactions, amount	0	384,393	$ 393,479	384,393
Gerick Mouton | Fair value of stock options granted
Disclosure of transactions between related parties [line items]
Related Person			Gerick Mouton
Related party transactions, amount	0	345,493	$ 353,659	345,493
Simon Liddell | Fair value of stock options granted
Disclosure of transactions between related parties [line items]
Related party transactions, amount	0	86,916	98,440	86,916
Simon Liddell | Total remuneration
Disclosure of transactions between related parties [line items]
Related party transactions, amount	91,601	72,444	267,454	194,766
Jonathan Adams | Fair value of stock options granted
Disclosure of transactions between related parties [line items]
Related party transactions, amount	0	13,337	15,104	13,337
Jonathan Adams | Total remuneration
Disclosure of transactions between related parties [line items]
Related party transactions, amount	48,992	45,032	138,101	110,023
EJMY Consulting | Fair value of stock options granted
Disclosure of transactions between related parties [line items]
Related party transactions, amount	$ 0	$ 729,886	$ 747,138	$ 729,886